SUBSEQUENT EVENTS (Details) - Subsequent Event	1 Months Ended
Feb. 28, 2019 $ / shares
Subsequent events:
Cash distributions paid (in dollars per share)	$ 0.4042
Preferred stock, dividends, per share, cash paid	$ 0.546875